Stockholders' equity - Profit distribution (Details) R$ in Millions, $ in Millions									12 Months Ended
	Feb. 24, 2022 USD ($)	Feb. 24, 2022 BRL (R$)	Sep. 16, 2021 USD ($)	Sep. 16, 2021 BRL (R$)	Jun. 17, 2021 USD ($)	Jun. 17, 2021 BRL (R$)	Feb. 25, 2021 USD ($)	Feb. 25, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)
Stockholders' equity
Net income									$ 22,445		$ 4,881		$ (1,683)
Appropriation to legal reserve									(1,123)
Appropriation to tax incentive reserve									(2,581)
Net income after appropriations to legal reserve and tax incentive reserve											18,741
Reclassification of the fair value adjustment reserve (nota 14a)									522
Approved remuneration									8,368
Additional stockholders' remuneration									3,500		2,820	R$ 15,524
Appropriation to investments reserve									7,395
Minimum mandatory remuneration									4,542	R$ 25,346	1,152	R$ 6,342
Remuneration - Interest on capital	$ 3,500	R$ 17,849							$ 9,844	R$ 51,246			$ 1,767
Minimum percentage of remuneration on net income									25.00%	25.00%
Dividends recognised as distributions to owners			$ 7,644	R$ 40,200	$ 2,200	R$ 11,046
Remuneration approved from profits reserve and anticipation income									$ 1,476	R$ 7,411
Remuneration on transaction
Stockholders' equity
Remuneration On Stockholders Equity							$ 3,972	R$ 21,866
Profit reserves
Stockholders' equity
Minimum mandatory remuneration									$ 14,599		$ 3,729